9. SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
9. SEGMENT INFORMATION

Reportable operating segment is determined based on Mobiquity Technologies, Inc.'s management approach. The management approach, as defined by accounting standards which have been codified into FASB ASC 280, Segment Reporting,” is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making decisions about resources to be allocated and assessing their performance. Our chief operating decision-maker is our Chief Executive Officer and Chief Financial Officer.

While our results of operations are primarily reviewed on a consolidated basis, the chief operating decision-maker also manages the enterprise in two operating segments: (i) Ace Marketing and Promotions, Inc. captures Branding & Branded Merchandise (ii) Mobiquity Networks represent our Mobile Marketing.

Corporate management defines and reviews segment profitability based on the same allocation methodology as presented in the segment data tables below:

	Quarter Ended September 30, 2014
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	$712,544	1,500	$714,044
Operating (loss), before interest amortization, depreciation and taxes	(891,940)	(1,067,634)	(1,959,574)
Interest income	45		45
Interest (expense)	(40,621)		(40,621)
Depreciation and amortization	(26,506)	(54,250)	(80,756)
Net Loss	(959,022)	(1,121,884)	(2,080,906)
Assets at September 30, 2014	2,041,210	694,204	2,735,414

All intersegment sales and expenses have been eliminated from the table above.

	Nine Months Ended September 30, 2014
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	$2,155,895	117,500	$2,273,395
Operating (loss), before interest amortization, depreciation and taxes	(3,307,802)	(2,731,778)	(6,039,580)
Interest income	138		138
Interest (expense)	(64,111)		(64,111)
Depreciation and amortization	(78,170)	(165,744)	(243,914)
Net Loss	(3,449,945)	(2,897,522)	(6,347,467)
Assets at September 30, 2014	2,041,210	694,204	2,735,414

All intersegment sales and expenses have been eliminated from the table above.

Reportable operating segment is determined based on Mobiquity Technologies, Inc.'s management approach. The management approach, as defined by accounting standards which have been codified into FASB ASC 280, Segment Reporting,” is based on the way that the chief operating decision-maker organizes the segments within an enterprise for making decisions about resources to be allocated and assessing their performance. Our chief operating decision-maker is our Chief Executive Officer and Chief Financial Officer.

While our results of operations are primarily reviewed on a consolidated basis, the chief operating decision-maker also manages the enterprise in two operating segments: (i) Ace Marketing and Promotions, Inc. captures Branding & Branded Merchandise (ii) Mobiquity Networks represent our Mobil Marketing.

Corporate management defines and reviews segment profitability based on the same allocation methodology as presented in the segment data tables below:

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,995,032	162,500	$3,157,532
Operating (loss)	(3,775,827)	(1,795,529)	(5,571,356)
Interest income	274	–	274
Interest (expense)	(227,094)	–	(227,094)
Depreciation and amortization	(99,860)	(189,429)	(289,289)
Net Loss	(4,102,507)	(1,984,958)	(6,087,465)
Total assets at December 31, 2013	2,287,313	941,191	3,228,504

All intersegment sales and expenses have been eliminated from the table above.